Institutional Class Ticker: AKRIX Retail Class Ticker: AKREX

Summary Prospectus | November 30, 2013

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks.  You can find the Fund’s Prospectus, Statement of Additional Information and other information about the Fund online at http://www.akrefund.com/downloads.html.  You may also obtain this information at no cost by calling 1-877-862-9556 or by sending an e-mail to akrefund@akrecapital.com.  The Fund's Prospectus and Statement of Additional Information, both dated November 30, 2013, are incorporated by reference into this Summary Prospectus.

Investment Objective

The Akre Focus Fund (the “Fund”) seeks to achieve long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Institutional Class	Retail Class
Redemption Fee (as a percentage of amount redeemed less than 30 days from purchase)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Institutional Class	Retail Class
Management Fees	0.90%	0.90%
Distribution and Service (12b-1) Fees	None	0.25%
Other Expenses (which includes shareholder servicing fee of 0.10%)	0.21%	0.21%
Total Annual Fund Operating Expenses	1.11%	1.36%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years
Institutional Class	$113	$353	$612	$1,352
Retail Class	$138	$431	$745	$1,635

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 23% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests primarily in securities of companies listed on U.S. stock exchanges.  Investments consist primarily of common stocks of companies of any capitalization range.  The Fund may also invest in preferred stocks, warrants, options, and other equity-like instruments, such as partnership interests, limited liability company interests, business trust shares and rights and other securities that are convertible into equity securities. Additionally, the Fund may participate in securities lending arrangements up to 33-1/3% of the securities in its portfolio with brokers, dealers and financial institutions (but not individuals) in order to increase the return on its portfolio.

The Advisor seeks to find companies whose valuations in the market are modest and that earn higher than average returns on shareholders’ equity, are managed, in the Advisor’s judgment, by individuals who have a history of treating public shareholders like partners and have ample opportunity to reinvest excess profits at above average rates.  Once a potential investment is identified, the Advisor attempts to purchase shares at a price it believes represents a discount to a conservative estimate of the company’s intrinsic value.  The Fund is non-diversified under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest a larger percentage of its assets in fewer issuers than diversified mutual funds.

The Advisor may sell a security for a variety of reasons, including, without limitation:  (1) a security subsequently fails to meet the Advisor’s initial investment criteria; (2) an issuer specific event, such as an acquisition or recapitalization that changes the fundamental operations of the company; (3) upon comparative analysis, a new security is judged more attractive than a current holding; or (4) views change of the individual holdings as well as the general market.

Principal Risks of Investing in the Fund

As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund.  The following are the principal risks that could affect the value of your investment:

•
General Market Risk – The market price of a security may fluctuate, sometimes rapidly and unpredictably.  These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

•	Equity Risk – Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value.
•
Mid-Cap and Small-Cap Investment Risk – Securities of mid-cap and small-cap companies may possess comparatively greater price volatility and less liquidity than the securities of companies that have larger market capitalizations and/or that are traded on major stock exchanges.

•
Non-Diversification Risk – The Fund is classified as “non-diversified,” which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund.  Investment in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.

•	Management Risk – The Fund may not meet its investment objective based on the Advisor’s success or failure to implement investment strategies for the Fund.
•	Regulatory Risk – Changes in government regulations may adversely affect the value of a security.
•
Securities Lending Risk – There are certain risks associated with securities lending, including the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.

Performance

The following performance information provides some indication of the risks of investing in the Fund.  The bar chart shows the Fund’s performance for the Retail Class and is an illustration of how shares of the Fund’s total returns have varied from year to year.  The table below illustrates how the Fund’s average annual total returns for the 1-year and since inception periods compare with that of a broad-based securities index.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.  Updated performance information is available on the Fund’s website at www.akrefund.com.

Calendar Year Total Return – Retail Class

The year-to-date return as of September 30, 2013 was 26.99%.

Highest Quarterly Return:	Q4, 2011	13.05%

Lowest Quarterly Return:	Q3, 2011	-6.73%

Average Annual Total Return as of December 31, 2012
	1 Year	Since Inception (8/31/2009)
Retail Class
Return Before Taxes	16.04%	14.32%
Return After Taxes on Distributions	15.66%	14.20%
Return After Taxes on Distributions and Sale of Fund Shares	10.84%	12.42%
Institutional Class
Return Before Taxes	16.45%	14.65%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	16.00%	12.91%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and does not reflect the impact of state and local taxes.  Actual after-tax returns depend on your situation and may differ from those shown.  Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).

Management

Investment Advisor	Portfolio Manager
Akre Capital Management, LLC	Charles T. Akre, Jr., Managing Member of the Advisor. Managed the Fund since inception (2009)

Purchase and Sale of Fund Shares

You may purchase or redeem Fund shares on any business day by written request via mail (Akre Focus Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701), by wire transfer, by telephone at 1-877-862-9556, or through a financial intermediary.  The minimum initial and subsequent investment amounts are shown in the table below.

	Institutional Class	Retail Class
Minimum Initial Investment	$250,000	$2,000 – Standard Accounts $1,000 – Traditional and Roth IRAs $1,000 – Accounts with Automatic Investment Plans
Subsequent Minimum Investment	$25,000	$250 – All Accounts

Tax Information

The Fund’s distributions are taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Tax-deferred arrangements may be taxed later upon withdrawal of monies from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.